Notes Payable, Related Party - Additional Information (Detail) (USD $)	3 Months Ended	12 Months Ended	0 Months Ended	3 Months Ended	12 Months Ended		1 Months Ended	3 Months Ended	12 Months Ended			1 Months Ended	3 Months Ended	12 Months Ended			0 Months Ended			0 Months Ended			12 Months Ended
	Oct. 31, 2013	Jul. 31, 2013	Jun. 09, 2010 Cortelco Systems Holding Corp [Member] Installment	Oct. 31, 2013 Cortelco Systems Holding Corp [Member]	Jul. 31, 2013 Cortelco Systems Holding Corp [Member]	Jul. 31, 2012 Cortelco Systems Holding Corp [Member]	Apr. 01, 2009 Former Shareholders [Member]	Oct. 31, 2013 Former Shareholders [Member]	Jul. 31, 2013 Former Shareholders [Member]	Jul. 31, 2012 Former Shareholders [Member]	Jul. 31, 2011 Former Shareholders [Member]	Apr. 01, 2009 Former Shareholders [Member] Cortelco Systems Holding Corp [Member]	Oct. 31, 2013 Former Shareholders [Member] Cortelco Systems Holding Corp [Member]	Jul. 31, 2013 Former Shareholders [Member] Cortelco Systems Holding Corp [Member]	Jul. 31, 2012 Former Shareholders [Member] Cortelco Systems Holding Corp [Member]	Jul. 31, 2011 Former Shareholders [Member] Cortelco Systems Holding Corp [Member]	Jun. 09, 2010 Chairman [Member] Installment	Oct. 31, 2013 Chairman [Member]	Jul. 31, 2013 Chairman [Member]	Jun. 09, 2010 Chairman [Member] Cortelco Systems Holding Corp [Member] Installment	Oct. 31, 2013 Chairman [Member] Cortelco Systems Holding Corp [Member]	Jul. 31, 2013 Chairman [Member] Cortelco Systems Holding Corp [Member]	Jul. 31, 2013 Revolving Credit Facility [Member]	Jul. 31, 2013 Revolving Credit Facility [Member] Cortelco Systems Holding Corp [Member]
Accounts receivable and inventories	$ 1,000,000	$ 1,000,000		$ 1,000,000	$ 1,000,000																		$ 800,000	$ 800,000
Drawing of Receivables and Inventories		0																					0
Notes payable to Cortelco former shareholders	3,076,000	3,004,000		3,076,000	3,004,000		10,500,000		3,004,000	3,486,000	3,504,000	11,000,000		3,004,000	3,486,000	3,504,000	185,511			185,511		185,511
Fair value of notes							4,430,000	3,076,000				4,430,000	3,076,000
Discount Rate				15.22%			15.22%	15.22%	15.22%			15.22%	15.22%	15.22%
Annual Installments of Notes payable			3														3			3
Present Value of Notes Payable																		185,511	185,511	185,511	185,511
Loans Interest Rate		4.00%			4.00%
Notes payable for Purchase of equipment		74,000			74,000
Period of notes payable		3 years			3 years
Revolving line Agreement expiration		Dec. 15, 2013			Dec. 15, 2014																		Nov. 30, 2013	Nov. 30, 2014
Libor rate		The loan’s interest rate, with a floor of 4%, is floating based on LIBOR.			The loans interest rate, with a floor of 4%, is floating based on LIBOR.	0
Interest Rate Base	2.00%			2.00%																			2.00%	2.00%
Notes Payable Imputed Interest Benefit								$ 72,000					$ 72,000